Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Canadian enacted statutory rate	26.50%	26.50%
U.S. Tax reform and related deferred tax adjustments	$ 0	$ 18,363
Valuation allowance for deferred tax assets	29,447	$ 28,018
Deferred income taxes, undistributed earnings of foreign subsidiaries	$ 370,682